FINANCE LEASE RECEIVABLES, NET- Summary of Analysis of Aging Finance Lease Receivables Principal (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
FINANCE LEASE RECEIVABLES, NET
Finance lease receivables	¥ 34,504,407	$ 4,727,084	¥ 249,587,443
Current
FINANCE LEASE RECEIVABLES, NET
Finance lease receivables	30,226,738	4,141,046	225,327,296
1-30 days past due
FINANCE LEASE RECEIVABLES, NET
Finance lease receivables	2,295,220	314,444	13,111,970
31-60 days past due
FINANCE LEASE RECEIVABLES, NET
Finance lease receivables	165,427	22,663	5,372,294
61-90 days past due
FINANCE LEASE RECEIVABLES, NET
Finance lease receivables	681,106	93,311	1,926,137
91-120 days past due
FINANCE LEASE RECEIVABLES, NET
Finance lease receivables	229,840	31,488	1,601,385
121-150 days past due
FINANCE LEASE RECEIVABLES, NET
Finance lease receivables	393,453	53,903	1,400,452
151-180 days past due
FINANCE LEASE RECEIVABLES, NET
Finance lease receivables	¥ 512,623	$ 70,229	¥ 847,909